Other liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities

23.	Other liabilities
Other liabilities consisted of the following:

	At December 31,
	2023			2022
	Current	Non- current	Total	Current	Non- current	Total
	(€ million)
Payables for buy-back agreements	€1,877	€4,645	€6,522	€1,968	€4,931	€6,899
Accrued expenses and deferred income	4,778	751	5,529	3,620	149	3,769
Indirect tax payables	1,426	15	1,441	1,563	23	1,586
Payables to personnel	2,658	4	2,662	2,700	6	2,706
Social security payables	567	15	582	633	14	647
Construction contract liabilities (Note 14)	107	—	107	111	—	111
Service contract liability	808	2,160	2,968	948	2,255	3,203
Derivatives operating liability	746	299	1,045	708	224	932
Other	2,603	176	2,779	2,277	527	2,804
Total Other liabilities	€15,570	€8,065	€23,635	€14,528	€8,129	€22,657
Other liabilities (excluding Accrued expenses, Deferred income and Service contract liability) by due date were as follows:

	At December 31,
	2023					2022
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non- Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non- Current)	Total
	(€ million)
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€9,984	€5,124	€30	€5,154	€15,138	€9,960	€2,449	€3,276	€5,725	€15,685
Payables for buy-back agreements include the price received for the product, recognized as an advance at the date of the sale and, subsequently, the repurchase price and the remaining lease installments yet to be recognized.
In July 2023, the Brazilian court issued a final favorable decision and a definitive ruling in the lawsuit filed by
Stellantis challenging the calculation of federal taxes on revenue for previously paid taxes and recognizing its right to recover tax payments made between 2002-2004 for an amount of €51 million.
Service contract liability
The service contract liability was mainly comprised of maintenance plans and extended warranties. Changes in the
Company's service contract liability for the year ended December 31, 2023, were as follows:

	At January 1, 2023	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/ (Liabilities) held for sale	Other Changes	At December 31, 2023
	(€ million)
Service contract liability	€3,203	€1,198	€(1,272)	€—	€(161)	€2,968
Of the total Service contract liability at December 31, 2023, the Company expected to recognize approximately
€1,015 million in 2024, €767 million in 2025, €588 million in 2026 and €598 million thereafter.